Stockholders' Deficit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Stockholders Deficit Tables
Schedule of Share-based Compensation, Stock Options, Activity

A summary of option activity under the Company’s stock incentive plans as of June 30, 2016, and changes during the six months ended is presented below (in thousands, except per share amounts):

	Number of Options	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2015	492	$8.50
Granted	928	$1.22
Exercised	—	$—
Forfeited	—	$—
Outstanding at June 30, 2016	1,420	$3.48
Exercisable at June 30, 2016	111	$33.03

A summary of option activity under the Company’s option plans and outside of the Company’s option plan for the years ended December 31, 2015 and 2014 is as follows (in thousands, except per share amounts):

	2015		2014
	Number of Options	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
Outstanding on January 1	2,856	$1.26	1,409	$2.83
Granted	21,740	$0.02	1,450	$0.04
Exercised	—	$—	—	$—
Forfeited	—	$—	(3)	$136.13
Outstanding at year end	24,596	$0.17	2,856	$1.26
Exercisable at year end	4,206	$0.87	2,756	$1.31
Shares available for grant within Company’s option plans at year end	1,280		1,180

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range

			Outstanding Stock Options			Exercisable Stock Options
Range of Exercise Prices			Shares	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$0.00	to	$9.00	24,547	8.97	$0.06	4,157	$0.23
$9.25	to	$15.00	33	7.13	$10.13	33	$10.13
$17.00	to	$49.75	2	7.3	$41.13	2	$41.13
$73.13	to	$143.75	11	5.17	$142.71	11	$142.71
Above $143.75			3	4.88	$233.04	3	$233.04
			24,596	8.96	$0.17	4,206	$0.87
Vested options			4,206	8.86	$0.87

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The fair values of the options granted were estimated on the grant date using the Black-Scholes valuation model based on the following weighted-average assumptions:

	2015	2014
Expected dividend yield	—	—
Expected stock price volatility	184 - 204%	184 -188%
Risk-free interest rate	1.39 – 1.74%	1.65 - 1.74%
Expected term (in years)	5.0	5.0

Schedule of Nonvested Restricted Stock Units Activity

A summary of restricted stock outstanding under the stockholder approved plans outstanding as of December 31, 2015 and 2014 and changes during the years then ended is presented below (in thousands):

	2015	2014
Unvested at beginning of year	200	300
Issued	—	—
Vested	(200)	(100)
Forfeited	—	—
Unvested at end of year	—	200

Schedule of Stockholders' Equity Note, Warrants or Rights

Activity related to warrants issued in conjunction with financing transactions for the year ended December 31, 2015 is as follows (in thousands):

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2013	385	$0.53
Granted	2,000	0.08
Exercised	(383)	0.41
Expired	(2)	22.00
Outstanding at December 31, 2014	2,000	$0.08
Granted	—	—
Exercised	—	—
Expired	—	—
Outstanding at December 31, 2015	2,000	$0.08
Exercisable at December 31, 2015	2,000	$0.08
Weighted average grant date fair value		$0.08

Activity related to the warrants issued for compensatory purposes for the year ended December 31, 2015 is as follows (in thousands):

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2013	2,500	$0.20
Granted	—	—
Exercised	—	—
Expired	(10)	15.00
Outstanding at December 31, 2014	2,490	$0.14
Granted	9,000	0.02
Exercised	—	—
Expired	—	—
Outstanding at December 31, 2015	11,490	$0.05
Exercisable at December 31, 2015	8,450	$0.04
Weighted average grant date fair value		$0.05